Annual Fund Operating Expenses - PSF Small-Cap Value Portfolio - Class I	Apr. 26, 2021
Operating Expenses:
Management Fees	0.90%
+ Distribution and/or Service Fees (12b-1 Fees)	none
+ Other Expenses	0.13%
= Total Annual Portfolio Operating Expenses	1.03%